Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Under the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are required to disclose the following information about the relationship between executive compensation actually paid and certain financial performance metrics of the Company. The following tables and related disclosures provide information for the fiscal years listed below about (i) the “total compensation” of our principal executive officer, or PEO, and our other named executive officers, or Non-PEO NEOs, as presented in the Summary Compensation Table, or SCT, on page 32 of this proxy statement; and (ii) the “compensation actually paid”, or CAP, to our PEO and our Non-PEO NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executive or how our compensation committee evaluates compensation decisions in light of company or individual performance. We did not use any financial performance measure to link CAP to our named executive officers to our company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For a discussion of how our compensation committee seeks to align pay with performance when making decisions, please review “Compensation Discussion and Analysis” beginning on page 20 of this proxy statement.

Tabular Disclosure of Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return ($) (5)	Net Income ($)
2022 (1)	11,224,103	30,290,251	3,738,596	12,470,019	261	111	(276,336,000)
2021 (2)	13,136,960	14,741,636	5,148,039	7,776,684	174	125	(143,805,000)
2020 (3)	8,902,241	9,245,659	3,968,880	8,535,236	135	126	(68,554,000)

(1)
For 2022, the PEO was our chief executive officer, Steven Paul, M.D., and the Non-PEO NEOs were Troy Ignelzi, Andrew Miller, Ph.D., Stephen Brannan, M.D. and Charmaine Lykins.
(2)
For 2021, the PEO was our chief executive officer, Steven Paul, M.D., and the Non-PEO NEOs were Troy Ignelzi, Andrew Miller, Ph.D., Stephen Brannan, M.D. and Charmaine Lykins. Ms. Lykins commenced employment with us in November 2021 and, accordingly, her base salary and non-equity incentive compensation amounts included in her SCT Total for 2021 were prorated to reflect her partial year of service.
(3)
For 2020, the PEO was our chief executive officer, Steven Paul, M.D., and the Non-PEO NEOs were Troy Ignelzi, Andrew Miller, Ph.D. and Stephen Brannan, M.D.
(4)
CAP reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:

PEO SCT Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for PEO ($)	Deduction of Equity Awards for PEO ($) (a)	Addition of Adjusted Equity Awards for PEO ($) (b)	Compensation Actually Paid to PEO ($)
2022	11,224,103	(9,905,953)	28,972,101	30,290,251
2021	13,136,960	(11,933,397)	13,538,073	14,741,636
2020	8,902,241	(8,031,191)	8,374,609	9,245,659

Average non-PEO NEOs SCT Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,738,596	(2,967,908)	11,699,332	12,470,019
2021	5,148,039	(4,527,027)	7,155,672	7,776,684
2020	3,968,880	(3,346,330)	7,912,686	8,535,236

a.
Represents the grant date fair value of equity-based awards granted or modified each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.
b.
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

The amounts in the Addition of Adjusted Equity Awards in the tables above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Total - Addition of Equity Values ($)
PEO
2022	19,591,025	6,920,911	2,460,165	28,972,101
2021	11,487,012	1,043,886	1,007,174	13,538,073
2020	7,929,950	305,251	139,408	8,374,609
Average of Non-PEO NEOs
2022	5,869,639	3,453,343	2,376,349	11,699,332
2021	4,442,817	1,453,889	1,258,966	7,155,672
2020	3,278,854	3,310,197	1,323,635	7,912,686

The above table omits columns relating to adjustments necessary for awards granted during the applicable year that vested during the same year, awards that were forfeited during the applicable year or any dividends paid during the applicable year, in each case, because no such adjustments were applicable.

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2022, 2021 and 2020, or that were outstanding as of December 31, 2022, 2021 or 2020, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of:
	2022	2021	2020
Expected Volatility	49.53% - 57.42%	53.41% - 59.43%	53.32% - 59.38%
Risk-Free Interest Rate	0.42% - 4.28%	0.29% - 1.46%	0.18% - 1.77%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	2.71 - 6.13	3.13 - 6.91	3.24 - 6.12

(5)
The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 on the last trading day of 2019 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in “Compensation Discussion and Analysis” on page 32 of this proxy statement.

Named Executive Officers, Footnote [Text Block]
(1)
For 2022, the PEO was our chief executive officer, Steven Paul, M.D., and the Non-PEO NEOs were Troy Ignelzi, Andrew Miller, Ph.D., Stephen Brannan, M.D. and Charmaine Lykins.
(2)
For 2021, the PEO was our chief executive officer, Steven Paul, M.D., and the Non-PEO NEOs were Troy Ignelzi, Andrew Miller, Ph.D., Stephen Brannan, M.D. and Charmaine Lykins. Ms. Lykins commenced employment with us in November 2021 and, accordingly, her base salary and non-equity incentive compensation amounts included in her SCT Total for 2021 were prorated to reflect her partial year of service.
(3)
For 2020, the PEO was our chief executive officer, Steven Paul, M.D., and the Non-PEO NEOs were Troy Ignelzi, Andrew Miller, Ph.D. and Stephen Brannan, M.D.

Peer Group Issuers, Footnote [Text Block]
(5)
The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 on the last trading day of 2019 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in “Compensation Discussion and Analysis” on page 32 of this proxy statement.

PEO Total Compensation Amount	$ 11,224,103	$ 13,136,960	$ 8,902,241
PEO Actually Paid Compensation Amount	$ 30,290,251	14,741,636	9,245,659
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for PEO ($)	Deduction of Equity Awards for PEO ($) (a)	Addition of Adjusted Equity Awards for PEO ($) (b)	Compensation Actually Paid to PEO ($)
2022	11,224,103	(9,905,953)	28,972,101	30,290,251
2021	13,136,960	(11,933,397)	13,538,073	14,741,636
2020	8,902,241	(8,031,191)	8,374,609	9,245,659

Average non-PEO NEOs SCT Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,738,596	(2,967,908)	11,699,332	12,470,019
2021	5,148,039	(4,527,027)	7,155,672	7,776,684
2020	3,968,880	(3,346,330)	7,912,686	8,535,236

a.
Represents the grant date fair value of equity-based awards granted or modified each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.
b.
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

The amounts in the Addition of Adjusted Equity Awards in the tables above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Total - Addition of Equity Values ($)
PEO
2022	19,591,025	6,920,911	2,460,165	28,972,101
2021	11,487,012	1,043,886	1,007,174	13,538,073
2020	7,929,950	305,251	139,408	8,374,609
Average of Non-PEO NEOs
2022	5,869,639	3,453,343	2,376,349	11,699,332
2021	4,442,817	1,453,889	1,258,966	7,155,672
2020	3,278,854	3,310,197	1,323,635	7,912,686

Non-PEO NEO Average Total Compensation Amount	$ 3,738,596	5,148,039	3,968,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,470,019	7,776,684	8,535,236
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

PEO SCT Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for PEO ($)	Deduction of Equity Awards for PEO ($) (a)	Addition of Adjusted Equity Awards for PEO ($) (b)	Compensation Actually Paid to PEO ($)
2022	11,224,103	(9,905,953)	28,972,101	30,290,251
2021	13,136,960	(11,933,397)	13,538,073	14,741,636
2020	8,902,241	(8,031,191)	8,374,609	9,245,659

Average non-PEO NEOs SCT Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,738,596	(2,967,908)	11,699,332	12,470,019
2021	5,148,039	(4,527,027)	7,155,672	7,776,684
2020	3,968,880	(3,346,330)	7,912,686	8,535,236

a.
Represents the grant date fair value of equity-based awards granted or modified each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.
b.
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

The amounts in the Addition of Adjusted Equity Awards in the tables above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Total - Addition of Equity Values ($)
PEO
2022	19,591,025	6,920,911	2,460,165	28,972,101
2021	11,487,012	1,043,886	1,007,174	13,538,073
2020	7,929,950	305,251	139,408	8,374,609
Average of Non-PEO NEOs
2022	5,869,639	3,453,343	2,376,349	11,699,332
2021	4,442,817	1,453,889	1,258,966	7,155,672
2020	3,278,854	3,310,197	1,323,635	7,912,686

Equity Valuation Assumption Difference, Footnote [Text Block]

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2022, 2021 and 2020, or that were outstanding as of December 31, 2022, 2021 or 2020, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of:
	2022	2021	2020
Expected Volatility	49.53% - 57.42%	53.41% - 59.43%	53.32% - 59.38%
Risk-Free Interest Rate	0.42% - 4.28%	0.29% - 1.46%	0.18% - 1.77%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	2.71 - 6.13	3.13 - 6.91	3.24 - 6.12

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return, or TSR

As demonstrated by the following graph, the amount of compensation actually paid to the PEO, Dr. Paul, and the average amount of compensation actually paid to the Company’s non-PEO NEOs as a group, is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment is due to the fact that a significant portion of the compensation actually paid to Dr. Paul and to the non-PEO NEOs is comprised of equity awards. As described in more detail in “Compensation Discussion and Analysis,” the Company generally structures a significant portion of target compensation granted to the NEOs to be comprised of equity awards, and until December 31, 2022, all such equity awards consisted solely of stock options.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between NEO Compensation Actually Paid and Net Income/(Loss)

As demonstrated by the following graph, the amount of compensation actually paid to Dr. Paul and the average amount of compensation actually paid to the non-PEO NEOs as a group is not aligned with the Company’s net loss over the three years presented in the table. We are a clinical-stage company with no products approved for commercial sale and we have not generated any revenue from product sales to date. Further, we expect to continue to incur significant research and development costs, and other expenses related to our clinical development programs and ongoing operations. Consequently, we have not historically looked to net loss as a performance measure for our executive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was 161%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotechnology Index, was 11% over the three years presented in the table. The Company’s cumulative TSR consistently outperformed the Nasdaq Biotechnology Index during the three years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 261	174	135
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (276,336,000)	$ (143,805,000)	$ (68,554,000)
PEO Name	Steven Paul, M.D.	Steven Paul, M.D.	Steven Paul, M.D.
Expected Volatility, Minimum	49.53%	53.41%	53.32%
Expected Volatility, Maximum	57.42%	59.43%	59.38%
Risk-Free Interest Rate, Minimum	0.42%	0.29%	0.18%
Risk-Free Interest Rate, Maximum	4.28%	1.46%	1.77%
Expected Dividend Yield	0.00%	0.00%	0.00%
Expected Term (in years), Lower	2 years 8 months 15 days	3 years 1 month 17 days	3 years 2 months 26 days
Expected Term (in years), Higher	6 years 1 month 17 days	6 years 10 months 28 days	6 years 1 month 13 days
PEO [Member] | Equity Awards Adjustments - Deduction of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,905,953)	$ (11,933,397)	$ (8,031,191)
PEO [Member] | Equity Awards Adjustments - Addition of Adjusted Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,972,101	13,538,073	8,374,609
PEO [Member] | Equity Awards Adjustments Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,591,025	11,487,012	7,929,950
PEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,920,911	1,043,886	305,251
PEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,460,165	1,007,174	139,408
Non-PEO NEO [Member] | Equity Awards Adjustments - Deduction of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,967,908)	(4,527,027)	(3,346,330)
Non-PEO NEO [Member] | Equity Awards Adjustments - Addition of Adjusted Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,699,332	7,155,672	7,912,686
Non-PEO NEO [Member] | Equity Awards Adjustments Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,869,639	4,442,817	3,278,854
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,453,343	1,453,889	3,310,197
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,376,349	$ 1,258,966	$ 1,323,635